OMB APPROVAL

OMB Number: 3235-0578

Expires: May 31, 2007

Estimated average burden hours per response: 21.09

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-7978

ING Mayflower Trust

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ 85258
(Address of principal executive offices) (Zip code)

CT Corporation System,  101 Federal Street, Boston, MA 02110

(Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-992-0180

Date of fiscal year end:                                  October 31

Date of reporting period:                         July 31, 2006

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING International Value Fund

The schedules are not audited.

		PORTFOLIO OF INVESTMENTS
ING International Value Fund		as of July 31, 2006 (Unaudited)
Shares			Value

COMMON STOCK: 99.4%

		Bermuda: 1.6%
2,739,691	@	Tyco International Ltd.	$71,478,538
			71,478,538

		Brazil: 3.5%
7,745,531	@, L	Centrais Eletricas Brasileiras SA ADR	82,877,182
3,741,386	@, L	Contax Participacoes SA ADR	3,028,278
2,532,786	@, L	Tele Norte Leste Participacoes SA ADR	33,610,070
1,208,600	@, L	Telecomunicacoes Brasileiras SA ADR	33,659,510
111,928	@, L	Tim Participacoes SA ADR	2,775,814
776,726	@, L	Vivo Participacoes SA ADR	1,957,350
			157,908,204

		Canada: 2.1%
12,138,000	@	Bombardier, Inc.	32,176,372
31,533,700	@	Nortel Networks Corp.	61,806,052
			93,982,424

		France: 8.7%
9,548,000	@	Alcatel SA	107,507,999
1,054,190		Carrefour SA	65,733,149
1,641,747		Electricite de France	84,709,307
3,936,200		France Telecom SA	84,160,329
561,050		Sanofi-Synthelabo SA	53,285,889
			395,396,673

		Germany: 10.0%
2,268,600		DaimlerChrysler AG	117,243,279
9,041,819		Deutsche Telekom AG	140,066,732
411,200		Hypo Real Estate Holding	22,887,914
2,158,500	@	Infineon Technologies AG	23,148,972
326,500		Muenchener Rueckversicherungs AG	44,945,293
1,400,117		Volkswagen AG	105,116,915
			453,409,105

		Hong Kong: 0.7%
1,624,636		Jardine Matheson Holdings Ltd.	30,852,265
			30,852,265

		Italy: 4.9%
10,705,782		Banca Intesa S.p.A.	61,923,056
10,329,085		Telecom Italia S.p.A.	27,773,554
23,951,100		Telecom Italia S.p.A. - RNC	57,820,196
9,564,300		UniCredito Italiano S.p.A.	73,854,321
			221,371,127

		Japan: 15.8%
136,900		Aiful Corp.	5,375,483
3,298,336		Daiichi Sankyo Co., Ltd.	90,718,627
960,000		Fuji Photo Film Co., Ltd.	32,242,744
12,859,700		Hitachi Ltd.	81,600,308

		PORTFOLIO OF INVESTMENTS
ING International Value Fund		as of July 31, 2006 (Unaudited)(continued)
Shares			Value

		Japan (continued)
11,745		Japan Tobacco, Inc.	$45,045,895
4,545		Millea Holdings, Inc.	87,895,408
4,566		Mitsubishi Tokyo Financial Group, Inc.	63,967,496
4,932,000		Mitsui Sumitomo Insurance Co., Ltd.	58,120,246
13,125		Nippon Telegraph & Telephone Corp.	68,166,101
1,174,000		Ono Pharmaceutical Co., Ltd.	57,518,067
921,800		Sony Corp.	41,676,997
509,000		TDK Corp.	39,660,204
1,153,800		Yamanouchi Pharmaceutical Co., Ltd.	45,812,489
			717,800,065

		Mexico: 1.5%
2,942,320	@, L	Telefonos de Mexico SA de CV ADR	68,967,981
			68,967,981

		Netherlands: 9.6%
982,400		ABN Amro Holding NV	27,232,123
3,916,088		Aegon NV	66,366,796
1,737,200		Akzo Nobel NV	96,692,613
11,760,841	@	Koninklijke Ahold NV	105,298,002
3,566,100		Unilever NV	84,806,299
2,365,432		Wolters Kluwer NV	55,730,124
			436,125,957

		New Zealand: 0.7%
13,335,944		Telecom Corp. of New Zealand Ltd.	33,606,197
			33,606,197

		Portugal: 1.6%
5,774,576	@	Portugal Telecom SGPS SA	71,602,618
			71,602,618

		Singapore: 3.6%
3,652,191		DBS Group Holdings Ltd.	41,827,276
6,060,800	@, #	DBS Group Holdings Ltd. ADR	69,589,500
12,232,800		Oversea-Chinese Banking Corp.	49,162,065
			160,578,841

		South Korea: 5.2%
1,463,610		Korea Electric Power Corp.	54,946,820
2,745,880	@, L	Korea Electric Power Corp. ADR	52,556,143
183,200		KT Corp.	7,528,526
2,192,310	@, L	KT Corp. ADR	47,288,127
545,700		LG Electronics, Inc.	31,998,915
202,885		SK Telecom Co., Ltd.	42,466,892
			236,785,423

		Spain: 3.7%
3,107,600		Banco Santander Central Hispano SA	47,080,037
7,078,302		Telefonica SA	119,748,036
			166,828,073

		Switzerland: 7.0%
511,900		Nestle SA	167,807,409
2,954,300		STMicroelectronics NV	44,113,717
91,700		Swisscom AG	30,228,072
328,715		Zurich Financial Services AG	73,843,415
			315,992,613

		PORTFOLIO OF INVESTMENTS
ING International Value Fund		as of July 31, 2006 (Unaudited)(continued)
Shares			Value

		Taiwan: 1.2%

100,205,000		United Microelectronics Corp.	$55,159,208
			55,159,208

		United Kingdom: 17.5%
2,964,800		British Sky Broadcasting PLC	31,044,789
14,823,681		BT Group PLC	65,753,809
11,619,100		Compass Group PLC	55,445,938
3,066,000		GlaxoSmithKline PLC	84,833,814
109,565,766	@	Invensys PLC	37,926,296
33,530,226		ITV PLC	60,966,285
8,159,200		J Sainsbury PLC	53,703,884
8,372,051		Marks & Spencer Group PLC	93,410,729
32,163,031		Morrison WM Supermarkets	122,966,203
17,674,000		Royal & Sun Alliance Insurance Group	44,178,793
7,908,400	@	Standard Life PLC	36,932,359
4,458,965		Unilever PLC	105,536,154
			792,699,053

		Venezuela: 0.5%
1,216,822	@	Cia Anonima Nacional Telefonos de Venezuela ADR	24,214,758
			24,214,758

		Total Common Stock
		(Cost $3,653,281,437)	4,504,759,123

Principal
Amount				Value

SHORT-TERM INVESTMENTS: 2.2%

		U.S. Government Agency Obligation: 0.6%
$26,860,000		Federal Home Loan Bank, 4.750%, due 08/01/06		$26,856,456

		Total U.S. Government Agency Obligation
		(Cost $26,856,456)		26,856,456

		Securities Lending CollateralCC: 1.6%
70,895,639		The Bank of New York Institutional Cash Reserves Fund		70,895,639

		Total Securities Lending Collateral
		(Cost $70,895,639)		70,895,639

		Total Short-Term Investments:
		(Cost $97,752,095)		$97,752,095

		Total Investments in Securities
		(Cost $3,751,033,532)*	101.6%	$4,602,511,218
		Other Assets and Liabilities - Net	(1.6)	(70,526,042)
		Net Assets	100.0%	$4,531,985,176

		Securities may have been fair valued in accordance with procedures approved by the Board of Directors/Trustees.

	@	Non-income producing security

PORTFOLIO OF INVESTMENTS
ING International Value Fund	as of July 31, 2006 (Unaudited)(continued)

ADR	American Depositary Receipt
#

Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

L	Loaned security, a portion or all of the security is on loan at July 31, 2006.
*	Cost for federal income tax purposes is $3,751,033,534.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$1,014,639,637
	Gross Unrealized Depreciation	(163,161,953)
	Net Unrealized Appreciation	$851,477,684

Percentage of
Industry	Net Assets
Agriculture	1.0%
Auto Manufacturers	4.9
Banks	10.1
Chemicals	2.1
Computers	0.9
Diversified Financial Services	0.1
Electric	6.1
Electrical Components & Equipment	2.5
Federal Home Loan Bank	0.6
Food	15.6
Food Service	1.2
Holding Companies - Diversified	0.7
Home Furnishings	0.9
Insurance	9.1
Media	3.3
Miscellaneous Manufacturing	3.8
Pharmaceuticals	7.3
Retail	2.1
Semiconductors	2.7
Telecommunications	25.0
Securities Lending Collateral	1.6
Other Assets and Liabilities - Net	(1.6)
Total	100.0%

Item 2. Controls and Procedures

(a)

Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made know to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)

There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	ING Mayflower Trust

By	/s/ James M. Hennessy
James M. Hennessy
President and Chief Executive Officer

Date:	September 29, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ James M. Hennessy
James M. Hennessy
President and Chief Executive Officer

Date:	September 29, 2006

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	September 29, 2006